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                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

                    SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE
                         PROSPECTUSES DATED MAY 1, 2006
                                       FOR
                     MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)

This supplement describes changes to the Merrill Lynch Investor Choice Annuity flexible premium variable annuity contracts issued by Merrill Lynch Life Insurance Company ("MLLIC"). Please retain this supplement with your Prospectus for your reference.

Effective immediately, the Lifetime Income Percentage will be automatically re-determined on each third contract anniversary after the first withdrawal if the GMWB Base is stepped up to a higher value on such anniversary. If appropriate, your Lifetime Income Percentage will be stepped up to reflect the new age band of the (younger) annuitant on such anniversary.

Accordingly, the following changes are made to your Prospectus:

Under the Section, "GUARANTEED MINIMUM WITHDRAWAL BENEFIT."

I. In the subsection, "WHAT IS THE GUARANTEED LIFETIME AMOUNT?" the following is added after the first sentence of the third paragraph:

     "We will also re-determine, and if appropriate, step up your Lifetime Income Percentage, based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any third contract anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary. (See "Automatic Step-Up" later in this section)."

II. In the same subsection, the left column heading of the chart is deleted in its entirety and replaced with the following heading:

     "Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation"

                                      * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

IF MLLIC                                                       Code: 101748-0806